PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Buildings and plant	$ 437,805,571	$ 222,690,125
Machinery and equipment	344,782,948	261,834,469
Furniture, fixtures and equipment	9,233,575	4,119,045
Motor vehicles	519,923	591,714
Less: Accumulated depreciation	(133,746,851)	(96,375,060)
Property, plant and equipment, net	658,595,166	392,860,293
Construction in process	19,300,108	243,614,398
Total	677,895,274	636,474,691
Depreciation of property, plant and equipment	37,371,791	35,479,645	30,751,063
Long-lived asset impairment	$ 42,754,481	$ 38,512,376